                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                                                  811-3278
Investment Company Act file number_____________________________________________

                           NEW ALTERNATIVES FUND, INC.

              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

150 BROADHOLLOW ROAD, SUITE 306, MELVILLE, NEW YORK 11747
--------------------------------------------------------------------------------
(Address of principal executive offices)

                           NEW ALTERNATIVES FUND, INC.
                            ATTN: DAVID J. SCHOENWALD
                         150 BROADHOLLOW ROAD, SUITE 306
                            MELVILLE, NEW YORK 11747

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 631-423-7373
                                                    ------------

Date of fiscal year end:    DECEMBER 31, 2004
                            -----------------

Date of reporting period:  SEPTEMBER 30, 2004
                           ------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and
274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form
N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                           NEW ALTERNATIVES FUND, INC.
                        ITEM 1 - SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004

COMMON STOCKS:  88.37%
----------------------
                                                                                      SHARES               MARKET VALUE
                                                                                      ------               ------------

ALTERNATE ENERGY AS A GROUP:                                    28.66%
----------------------------
ALTERNATE ENERGY (HYDRO, WIND & WAVES):                          2.84%
---------------------------------------
 ***Canadian Hydro Development (Canada)                                              100,000                         217,297
 Idacorp Inc.                                                                         15,000                         435,900
 **Pacific Hydro (Australia)                                                         250,000                         584,912
 **Trust Power Ltd. (New Zealand)                                                     31,166                         105,318
                                                                                                      -----------------------
                                                                                                                   1,343,427
                                                                                                      -----------------------
ALTERNATE ENERGY (FUEL CELL):                                    5.01%
-----------------------------
 *Distributed Energy Systems                                                           5,000                           9,100
 *FuelCell Energy, Inc.                                                              200,000                       2,050,000
 *Hydrogenics Corp. (Canada)                                                          25,000                         114,750
 ***ITM Power PLC                                                                     20,000                          23,886
 *Medis Technologies Ltd.                                                              1,000                          11,240
 *Plug Power Inc.                                                                     25,000                         160,250
                                                                                                      -----------------------
                                                                                                                  2,369,226
                                                                                                      -----------------------
ALTERNATE ENERGY (SOLAR CELL):                                    5.93%
------------------------------
 ***ATS Automation (Canada)                                                           50,000                         416,815
 *Cypress Semdconductor                                                                5,000                          44,200
 Kyocera Corp. (ADR) (Japan)                                                          20,000                       1,408,000
 Sanyo Electric (Japan)                                                               15,000                         247,950
 Sharp Corp. Ltd. (Japan)                                                             50,000                         687,745
                                                                                                      -----------------------
                                                                                                                   2,804,710
ALTERNATE ENERGY (WIND):                                         10.33%
------------------------
 **Acciona (Spain)                                                                    25,000                       1,600,633
 **Gamesa Corporation Techologica (Spain)                                            125,000                       1,833,509
 **Vestas Wind Systems (Denmark)                                                     100,000                       1,447,860
                                                                                                      -----------------------
                                                                                                                   4,882,002
                                                                                                      -----------------------
ALTERNATE ENERGY RELATED:                                         0.93%
-------------------------
 Matsushita Electric (ADR) (Japan)                                                    30,000                         402,600
 ***RailPower Technologies Corp.                                                      10,000                          35,558
                                                                                                      -----------------------
                                                                                                                     438,158
                                                                                                      -----------------------
ALTERNATE ENERGY (BIOMASS):                                       3.61%
---------------------------
 **Abengoa (Spain)                                                                   150,000                       1,386,077
 *Genencor International                                                              20,000                         321,000
                                                                                                      -----------------------
                                                                                                                   1,707,077
                                                                                                      -----------------------
INDUSTRIAL  CATALYSTS (FUEL CELLS
---------------------------------
 & CLEAN AIR):                                                    3.63%
--------------
Engelhard Corp.                                                                       30,000                         850,500
**Johnson Matthey (United Kingdom)                                                    50,000                         864,065
                                                                                                      -----------------------
                                                                                                                   1,714,565
                                                                                                      -----------------------

   The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                  ITEM 1 - SCHEDULE OF INVESTMENTS (CONTINUED)
                               SEPTEMBER 30, 2004

                                                                                      SHARES               MARKET VALUE
                                                                                      ------               -------------

WATER:                                                           9.16%
------
Aqua America                                                                          70,000                       1,547,700
Badger Meter                                                                          37,600                       1,716,440
*Ionics, Inc.                                                                         15,000                         405,000
***Zenon Environmental Inc. (Canada)                                                  40,000                         661,214
                                                                                                      -----------------------
                                                                                                                   4,330,354
ENERGY CONSERVATION:                                             9.92%
--------------------
Baldor Electric                                                                       60,000                       1,419,600
*Cree, Inc.                                                                           20,000                         610,600
*Intermagnetics General Corp.                                                         37,500                         868,125
*International Rectifier                                                              10,000                         343,000
Linear Technology Corp.                                                               30,000                       1,087,200
Philips Electronics NV (Netherlands)                                                  15,000                         343,650
ST Micro Elecronics NV (Switzerland)                                                   1,000                          17,280
                                                                                                      -----------------------
                                                                                                                   4,689,455
                                                                                                      -----------------------
NATURAL FOODS:                                                   4.34%
--------------
*SunOpta, Inc. (Canada)                                                              150,000                       1,167,000
*United Natural Foods                                                                 30,000                         798,000
*Wild Oats Markets, Inc.                                                              10,000                          86,400
                                                                                                      -----------------------
                                                                                                                   2,051,400
                                                                                                      -----------------------
RECYCLING:                                                       1.88%
----------
*Caraustar Industries                                                                  1,000                          16,770
Commercial Metals                                                                     15,000                         595,800
*Kadant, Inc.                                                                         15,000                         275,400
                                                                                                      ----------------------
                                                                                                                     887,970
NATURAL GAS
-----------
DISTRIBUTION & PRODUCTION:                                      27.16%
--------------------------
Atmos Energy Corp.                                                                    40,000                       1,007,600
Equitable Resources                                                                   20,000                       1,086,200
KeySpan Corp.                                                                         60,000                       2,352,000
Laclede Group                                                                         50,000                       1,461,500
New Jersey Resources                                                                  55,000                       2,277,000
Piedmont Natural Gas                                                                  30,000                       1,318,200
South Jersey Industries                                                               55,000                       2,626,250
WGL Holdings                                                                          25,000                         706,500
                                                                                                      -----------------------
                                                                                                                 12,835,250
OTHER (INDUSTRIAL GASES INCLUDING
---------------------------------
HYDROGEN):                                                       3.62%
----------
Praxair Inc.                                                                          40,000                      1,709,600
                                                                                                      ---------------------
TOTAL COMMON STOCK (COST $37,565,539)                                                                           $41,763,194
-------------------------------------                                                                 =====================

   The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                  ITEM 1 - SCHEDULE OF INVESTMENTS (CONTINUED)
                               SEPTEMBER 30, 2004

CERTIFICATES OF DEPOSITS AND
----------------------------
U.S. TREASURY BILLS:                                            11.63%
--------------------

SOCIALLY CONCERNED BANKS
------------------------
  Alternatives Federal Credit Union
   Savings 0.50%                                                                                                    $100,000
  Chittenden Bank
   Money Market 0.85%                                                                                                100,000
  Community Capital Bank
   Certificate of Deposit maturity 10/01/04 1.00%                                                                    100,000
  Self-Help Credit Union
   Certificate of Deposit maturity 11/10/04 1.72%                                                                    100,000
  South Shore Bank
   Certificate of Deposit maturity 10/25/04 1.45%                                                                    100,000

  U.S. Treasury Bills (at various yields
  maturing at various dates in
  October, 2004 maturity value $5,000,000)                                                                         4,996,823
                                                                                                      -----------------------
TOTAL MARKET DEPOSITS AND TREASURY BILLS                                                                          $5,496,823
                                                                                                      ======================

Total Common Stock (88.37%)                                                                                      $41,763,194
Bank Money Market and U.S. Treasury Bills (11.63%)                                                                 5,496,823
                                                                                                      ----------------------

TOTAL INVESTMENTS (100%)                                                                                         $47,260,017
                                                                                                      ======================

*Securities for which no cash dividends were paid during the fiscal year.
**Foreign Exchange Securities traded on a foreign exchange.
***Foreign Exchange Securities traded on a foreign exchange with no cash dividend.
The accompanying notes are an integral part of these financial statements.

    Item 2.  Controls and Procedures.

(a)           The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))
              and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240/15d-15(b)).
(b)           There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act (17CFR 270.30a-3(d) that occurred during the registrants last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                 CERTIFICATIONS
                                 --------------

I, David J. Schoenwald, certify that:

1.            I have reviewed this report on Form N-Q of the New Alternatives
              Fund, Inc.;
2.            Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
              circumstances under which such statements were made, not
              misleading with respect to the period covered by this report;
3.            Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the
              investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4.            The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and
              procedures (as defined in Rule 30a-3(c) under the Investment
              Company Act of 1940) and internal control over financial reporting
              (as defined in Rule 30a-3(d) under the Investment Company Act of
              1940) for the registrant and have:
              (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made know to us by others within those entities, particularly during the period in which this report is being prepared;
              (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the
              preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
              (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and
              (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
5.            The registrant's other certifying officer(s) and I have
              disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
              a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
              (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  November 18, 2004                             /s/ David J. Schoenwald
------------------------                             -----------------------
                                                     David J. Schoenwald
                                                     Principal Financial Officer
                                                     Principal Executive Officer

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     NEW ALTERNATIVES FUND, INC.
(Registrant)____________________________________________________________

                                    DAVID J. SCHOENWALD
                                    PRINCIPAL FINANCIAL OFFICER
                                    PRINCIPAL EXECUTIVE OFFICER
By (Signature and Title)*  /S/_______________________________________________

                  NOVEMBER 18, 2004
Date___________________________________________________________________

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf by the registrant and in the capacities and on the dates indicated.

                                    DAVID J. SCHOENWALD
                                    PRINCIPAL FINANCIAL OFFICER
By (Signature and Title)*  /S/_______________________________________________

                  NOVEMBER 18, 2004
Date___________________________________________________________________

                                    DAVID J. SCHOENWALD
                                    PRINCIPAL EXECUTIVE OFFICER
By (Signature and Title)*  /S/________________________________________________

                  NOVEMBER 18, 2004
Date____________________________________________________________________

*Print the name and title of each signing officer under his or her signature.